INCOME TAXES (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Federal net operating loss	$ 22,343,084	$ 19,447,371
Federal research and development tax credit carryforwards	1,969,426	1,956,146
State net operating loss	2,252,566	2,444,816
State research and development tax credit carryforwards	633,571	597,608
Capitalized research and development expenses	11,068,868	13,007,013
Capital loss carryforward (expires beginning in 2012)	0	340,000
Stock-based compensation expense	842,174	333,206
Intangible assets	440,556	555,198
Charitable contribution carryforwards	43,350	44,370
Accrued liabilities	25,199	35,314
Total deferred tax assets	39,618,794	38,761,042
Deferred tax liabilities
Depreciable assets	(271,049)	(346,870)
Total deferred tax liabilities	(271,049)	(346,870)
Net deferred tax assets	39,347,745	38,414,172
Less valuation allowance	(39,347,745)	(38,414,172)
Total deferred tax assets	$ 0	$ 0